STOCKHOLDERS EQUITY (DEFICIT) - Vallon - 10-K - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 21, 2023	May 17, 2022	Feb. 12, 2021	Feb. 28, 2021	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022
Class of Stock [Line Items]
Additional offering expense	$ 546
Payments of Stock Issuance Costs							$ 517	$ 0
Warrants granted (in shares)		3,700,000									31,250
Warrant exercise price (in usd per share)		$ 0.9382									$ 0.01
Warrant issued reflected in additional paid-in capital					$ 532	$ 30
Warrant liability							$ 18		$ 0
Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
Sale of stock (in shares)		3,700,000
Sale of stock, price per share (in usd per share)		$ 1.0632
Net proceeds from sale of stock		$ 3,900
Payments of Stock Issuance Costs		572
Warrants issuance expense		$ 85
Warrant issued reflected in additional paid-in capital										$ 399
Number of warrants exercised to alternate cashless exercise									740,000		2,220,000
Warrant conversion reversal									$ (782)
Loss on warrant conversion									(506)	0
Warrant liability									$ 122	$ 0
IPO | Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
Sale of stock (in shares)			2,250,000
Sale of stock, price per share (in usd per share)			$ 8.00
Net proceeds from sale of stock			$ 15,500
Stock issuance costs, discounts and commissions			1,600
Additional offering expense			$ 905
Underwriters' Allotment | Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
Warrants granted (in shares)			112,500
Warrant exercise price (in usd per share)			$ 10.00
Warrant issued reflected in additional paid-in capital				$ 399